PROPERTY, PLANT AND EQUIPMENT - Dispositions (Details) $ in Millions	3 Months Ended						12 Months Ended
	Dec. 31, 2018 CAD ($) MMcf / d	Sep. 30, 2017 CAD ($)	Jun. 30, 2017 CAD ($)	Dec. 31, 2016 CAD ($) shares	Sep. 30, 2016 CAD ($) MMcf	Jun. 30, 2016 CAD ($)	Dec. 31, 2018 CAD ($) MMcf / d	Dec. 31, 2016 CAD ($) shares
Disclosure of detailed information about property, plant and equipment [line items]
Midstream services and governance agreement, purchased capacity access limits | MMcf / d	80.5						80.5
Midstream services and governance agreement, purchased capacity contract term							10 years
Rental fee period						8 years
Alder Flats Plant Sale
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of working interest disposed of				35.00%	35.00%			35.00%
Proceeds from disposal of oil and gas assets					$ 112.5
Midstream services and governance agreement, purchased capacity access limits | MMcf					80.5
Midstream services and governance agreement, purchased capacity contract term					10 years
Percentage of voting equity interests acquired					25.00%
Option to reacquire working interest in oil and gas assets, working interest percentage					5.00%
Cost To reacquire working interest in oil and gas assets					$ 8.0
Gains on disposals of property, plant and equipment							$ 14.0
Production Facilities, West Central Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Losses on disposals of property, plant and equipment	$ 3.4
Oil and Gas Properties, West Pembina Area Of Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Losses on disposals of property, plant and equipment		$ 18.6
Proceeds from disposal of oil and gas assets		$ 16.0		$ 42.0
Consideration from disposal of oil and gas assets				$ 47.0				$ 47.0
Shares received from purchaser from disposal of oil and gas assets | shares				2,171,667				2,171,667
Fair value of shares from purchaser from disposal of oil and gas assets				$ 5.0				$ 5.0
Oil And Gas Properties, Strachan Area Of Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Losses on disposals of property, plant and equipment			$ 37.0	26.2
Proceeds from disposal of oil and gas assets			34.5
Oil and Gas Properties, Harmattan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Losses on disposals of property, plant and equipment				147.7
Proceeds from disposal of oil and gas assets				65.0
Consideration from disposal of oil and gas assets				80.0				80.0
Loan receivable from disposal of oil and gas assets				$ 15.0				$ 15.0
Loan receivable from disposal of oil and gas assets, interest percentage				10.00%				10.00%
Oil and Gas Properties, Willesden Green Area Of Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of oil and gas assets			$ 20.0
Production Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of oil and gas assets						$ 75.0
Drilling Oil and Gas Wells [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of property, plant and equipment								$ 6.7